Leases (Schedule Of Future Minimum Rental Payments Under Noncancelable Operating Leases) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2012	Mar. 31, 2012
Leases [Line items]
Total minimum lease payments	¥ 153,830	¥ 169,038
Less: Sublease rental income	(7,799)	(9,948)
Net minimum lease payments	¥ 146,031	¥ 159,090